VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 7.0%
Canada : 0.0%
Export Development
Canada Reg S
30.00%, 12/05/25 TRY 34,000 $ 856,156
Underline
Cayman Islands : 0.2%
QNB Finance Ltd.
13.50%, 10/06/25 TRY 30,800 642,969
QNB Finance Ltd. Reg S
3.50%, 03/09/26 CNY 14,100 1,964,632
6.90%, 01/23/25 IDR 45,000,000 2,761,721
5,369,322
Colombia : 0.0%
Empresas Publicas de
Medellin ESP Reg S
7.62%, 09/10/24 COP 3,596,000 879,042
Underline
Germany : 0.2%
Kreditanstalt fuer
Wiederaufbau
0.62%, 07/25/25 PLN 16,000 3,845,169
Underline
Indonesia : 0.4%
Perusahaan Penerbit
SBSN
4.88%, 07/15/26 IDR 43,810,000 2,621,484
6.38%, 03/15/34 IDR 43,510,000 2,619,058
6.88%, 03/15/36 IDR 24,600,000 1,539,176
8.88%, 11/15/31 IDR 44,820,000 3,137,955
Perusahaan Penerbit
SBSN Indonesia
5.88%, 07/15/28 IDR 14,260,000 856,172
10,773,845
Luxembourg : 0.6%
European Investment
Bank Reg S
1.00%, 02/25/28 PLN 20,442 4,440,209
3.00%, 01/27/26 CZK 47,200 1,995,881
3.00%, 11/25/29 PLN 34,250 7,693,121
7.40%, 10/23/33 INR 78,000 963,570
15,092,781
South Africa : 0.2%
Eskom Holdings SOC Ltd.
0.01%, 08/18/27 ZAR 82,555 2,863,813
7.50%, 09/15/33 ZAR 11,000 465,160
7.85%, 04/02/26 ZAR 24,350 1,312,996
Transnet SOC Ltd.
9.50%, 08/19/25 ZAR 21,000 1,142,218
Transnet SOC Ltd. Reg S
13.50%, 04/18/28 ZAR 5,150 301,278
6,085,465
Supranational : 2.5%
European Investment
Bank
7.75%, 01/30/25 MXN 57,900 3,056,322
8.12%, 12/21/26 ZAR 202,095 11,262,247
European Investment
Bank 144A
5.75%, 01/24/25 IDR 51,750,000 3,168,542
Par
(000’s) Value
Supranational (continued)
European Investment
Bank Reg S
2.75%, 08/25/26 PLN 55,008 $ 13,311,175
8.00%, 05/05/27 ZAR 17,585 975,448
International Finance
Corp.
7.00%, 07/20/27 MXN 251,700 12,486,714
7.50%, 01/18/28 MXN 117,900 5,924,142
7.75%, 01/18/30 MXN 160,110 7,995,230
8.00%, 07/27/27 ZAR 3,050 169,640
International Finance
Corp. Reg S
8.38%, 05/31/29 MXN 239,210 12,005,198
70,354,658
United Kingdom : 1.5%
European Bank for
Reconstruction &
Development
0.87%, 03/04/26 PLN 7,000 1,621,882
3.70%, 02/02/26 CZK 114,000 4,858,944
4.25%, 02/07/28 IDR 47,900,000 2,749,978
5.67%, 11/04/24 CZK 44,200 1,888,562
6.25%, 04/11/28 INR 117,000 1,376,749
6.50%, 05/19/25 PLN 6,100 1,545,382
30.00%, 08/25/25 TRY 117,100 3,181,573
European Bank for
Reconstruction &
Development Reg S
0.37%, 12/22/24 PLN 15,870 3,928,659
3.01%, 03/13/28 PLN 19,450 4,549,941
5.08%, 12/15/25 MXN 339,790 16,894,948
42,596,618
United States : 1.4%
Inter-American
Development Bank
7.35%, 10/06/30 INR 75,000 913,145
International Bank for
Reconstruction &
Development
2.00%, 02/18/26 CNY 30,000 4,135,196
2.75%, 01/19/27 CNY 21,000 2,939,162
2.75%, 07/26/34 CNY 14,000 1,916,490
4.25%, 01/22/26 MXN 155,000 7,639,390
4.60%, 02/09/26 IDR 41,600,000 2,491,011
5.30%, 06/25/30 MXN 62,000 2,701,903
5.73%, 08/02/27 PLN 3,600 918,602
6.75%, 09/08/27 INR 77,000 916,664
7.25%, 01/21/27 MXN 217,350 10,987,138
8.50%, 04/06/26 MXN 17,500 910,191
International Finance
Corp.
5.02%, 02/11/28 MXN 40,000 1,822,195
12.00%, 11/03/27 COP 7,100,000 1,861,940
40,153,027
Total Corporate Bonds
(Cost: $213,990,636) 196,006,083

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000's) Value
GOVERNMENT OBLIGATIONS : 90.5%
Brazil : 6.6%
Brazil Letras do Tesouro
Nacional
0.00%, 07/01/25 ^ BRL 129,520 $ 20,796,436
0.00%, 01/01/26 ^ BRL 203,050 30,718,433
0.00%, 07/01/26 ^ BRL 229,810 32,854,917
0.00%, 07/01/27 ^ BRL 108,490 13,840,821
0.00%, 01/01/28 ^ BRL 62,280 7,491,134
0.00%, 01/01/30 ^ BRL 43,330 4,139,079
Brazil Notas do Tesouro
Nacional Serie F
10.00%, 01/01/35 BRL 21,230 3,395,825
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/27 BRL 140,340 24,179,886
10.00%, 01/01/29 BRL 147,520 24,748,255
10.00%, 01/01/31 BRL 75,490 12,387,274
10.00%, 01/01/33 BRL 71,220 11,527,791
186,079,851
Chile : 4.3%
Bonos de la Tesoreria de
la Republica de Chile
2.50%, 03/01/25 CLP 10,310,000 10,876,321
4.50%, 03/01/26 CLP 6,170,000 6,610,784
5.00%, 03/01/35 CLP 16,065,000 16,131,191
6.00%, 01/01/43 CLP 13,795,000 14,713,353
Bonos de la Tesoreria de
la Republica de Chile
144A Reg S
2.30%, 10/01/28 CLP 4,230,000 3,947,955
4.70%, 09/01/30 CLP 16,290,000 16,553,785
5.00%, 10/01/28 CLP 6,095,000 6,355,845
Bonos de la Tesoreria de
la Republica en pesos
0.01%, 05/06/27 CLP 10,485,000 9,508,192
0.01%, 04/01/29 CLP 11,380,000 9,298,882
Bonos de la Tesoreria de
la Republica en pesos
144A Reg S
6.00%, 04/01/33 CLP 14,420,000 15,673,885
6.20%, 10/01/40 CLP 4,725,000 5,157,161
7.00%, 05/01/34 CLP 4,050,000 4,693,002
119,520,356
China : 9.4%
Asian Infrastructure
Investment Bank Reg S
5.00%, 03/05/26 MXN 55,650 2,734,902
30.00%, 09/29/27 TRY 17,000 522,617
China Government Bond
1.99%, 04/09/25 CNY 40,340 5,601,020
2.05%, 04/15/29 CNY 5,770 806,099
2.18%, 08/25/25 CNY 32,760 4,566,034
2.18%, 08/15/26 CNY 7,300 1,021,802
2.24%, 05/25/25 CNY 15,880 2,210,239
2.27%, 05/25/34 CNY 5,690 797,619
2.28%, 11/25/25 CNY 19,640 2,745,608
2.28%, 03/25/31 CNY 8,540 1,204,195
2.30%, 05/15/26 CNY 25,890 3,628,895
Par
(000’s) Value
China (continued)
2.35%, 02/25/34 CNY 11,140 $ 1,567,672
2.37%, 01/20/27 CNY 14,920 2,099,207
2.37%, 01/15/29 CNY 26,650 3,773,743
2.39%, 11/15/26 CNY 44,360 6,238,592
2.40%, 07/15/28 CNY 12,110 1,713,975
2.44%, 10/15/27 CNY 26,900 3,805,114
2.46%, 02/15/26 CNY 2,120 297,428
2.47%, 07/25/54 CNY 5,680 800,962
2.48%, 04/15/27 CNY 33,690 4,761,073
2.48%, 09/25/28 CNY 5,570 791,514
2.50%, 07/25/27 CNY 18,080 2,560,936
2.52%, 08/25/33 CNY 41,120 5,874,464
2.54%, 12/25/30 CNY 32,740 4,683,619
2.55%, 10/15/28 CNY 32,830 4,677,766
2.57%, 05/20/54 CNY 20,040 2,898,501
2.60%, 09/15/30 CNY 34,620 4,964,431
2.60%, 09/01/32 CNY 27,380 3,936,872
2.62%, 04/15/28 CNY 34,490 4,913,409
2.62%, 09/25/29 CNY 30,420 4,362,431
2.62%, 06/25/30 CNY 21,300 3,055,999
2.64%, 01/15/28 CNY 25,910 3,691,204
2.67%, 05/25/33 CNY 24,480 3,535,193
2.67%, 11/25/33 CNY 43,510 6,286,014
2.68%, 05/21/30 CNY 53,680 7,722,183
2.69%, 08/12/26 CNY 59,690 8,445,567
2.69%, 08/15/32 CNY 28,640 4,144,307
2.75%, 06/15/29 CNY 29,140 4,202,819
2.75%, 02/17/32 CNY 32,250 4,684,696
2.76%, 05/15/32 CNY 25,610 3,721,602
2.79%, 12/15/29 CNY 28,690 4,149,430
2.80%, 03/24/29 CNY 32,040 4,621,102
2.80%, 03/25/30 CNY 30,310 4,381,164
2.80%, 11/15/32 CNY 32,990 4,812,878
2.85%, 06/04/27 CNY 47,560 6,797,063
2.88%, 02/25/33 CNY 43,060 6,329,254
2.89%, 11/18/31 CNY 26,790 3,927,752
2.91%, 10/14/28 CNY 45,600 6,591,609
3.00%, 10/15/53 CNY 17,390 2,711,398
3.01%, 05/13/28 CNY 43,950 6,362,831
3.02%, 10/22/25 CNY 42,090 5,935,234
3.02%, 05/27/31 CNY 48,940 7,224,570
3.03%, 03/11/26 CNY 21,530 3,052,524
3.12%, 12/05/26 CNY 27,190 3,895,259
3.12%, 10/25/52 CNY 23,610 3,739,283
3.13%, 11/21/29 CNY 31,030 4,570,823
3.19%, 04/15/53 CNY 11,960 1,927,110
3.22%, 12/06/25 CNY 19,050 2,699,561
3.25%, 06/06/26 CNY 33,180 4,740,492
3.25%, 11/22/28 CNY 27,870 4,098,577
3.27%, 11/19/30 CNY 44,590 6,676,728
3.28%, 12/03/27 CNY 34,920 5,086,991
3.29%, 05/23/29 CNY 33,540 4,968,945
3.32%, 04/15/52 CNY 17,770 2,911,049
3.53%, 10/18/51 CNY 16,480 2,788,679
3.72%, 04/12/51 CNY 19,110 3,323,700
3.81%, 09/14/50 CNY 34,860 6,122,655
264,496,984

Par
(000’s) Value
Colombia : 4.9%
Colombian TES
5.75%, 11/03/27 COP 30,705,500 $ 6,817,486
6.00%, 04/28/28 COP 72,949,100 15,987,508
6.25%, 11/26/25 COP 14,352,000 3,534,333
6.25%, 07/09/36 COP 33,170,000 5,658,780
7.00%, 03/26/31 COP 59,623,000 12,447,730
7.00%, 06/30/32 COP 53,997,200 10,883,793
7.25%, 10/18/34 COP 56,313,700 10,929,570
7.25%, 10/26/50 COP 66,059,200 10,522,615
7.50%, 08/26/26 COP 62,696,100 15,080,819
7.75%, 09/18/30 COP 43,763,100 9,690,222
9.25%, 05/28/42 COP 99,536,400 20,273,537
13.25%, 02/09/33 COP 54,537,000 15,319,783
137,146,176
Czech Republic : 5.3%
Czech Republic
Government Bond
0.05%, 11/29/29 CZK 127,870 4,530,584
0.25%, 02/10/27 CZK 121,010 4,731,577
1.20%, 03/13/31 CZK 262,060 9,577,549
1.50%, 04/24/40 CZK 118,760 3,615,886
1.75%, 06/23/32 CZK 253,700 9,379,147
1.95%, 07/30/37 CZK 87,970 3,011,782
2.00%, 10/13/33 CZK 248,660 9,159,991
2.75%, 07/23/29 CZK 233,290 9,568,340
3.00%, 03/03/33 CZK 42,690 1,717,545
3.50%, 05/30/35 CZK 155,430 6,429,359
4.50%, 11/11/32 CZK 133,450 5,985,217
4.90%, 04/14/34 CZK 130,060 6,022,645
5.00%, 09/30/30 CZK 241,580 11,086,983
5.50%, 12/12/28 CZK 164,270 7,535,657
5.75%, 03/29/29 CZK 112,340 5,226,521
6.00%, 02/26/26 CZK 40,550 1,785,320
6.20%, 06/16/31 CZK 58,380 2,867,229
Czech Republic
Government Bond
Reg S
0.95%, 05/15/30 CZK 245,560 9,026,773
1.00%, 06/26/26 CZK 317,780 12,836,271
2.40%, 09/17/25 CZK 186,490 7,817,912
2.50%, 08/25/28 CZK 247,310 10,097,926
4.20%, 12/04/36 CZK 132,500 5,821,696
147,831,910
Dominican Republic : 1.2%
Dominican Republic
International Bond
144A
10.75%, 06/01/36 DOP 408,000 7,055,347
11.25%, 09/15/35 DOP 58,000 1,036,859
13.62%, 02/03/33 DOP 807,150 16,154,771
Dominican Republic
International Bond
Reg S
11.25%, 09/15/35 DOP 354,000 6,328,418
13.62%, 02/03/33 DOP 124,680 2,495,418
33,070,813
Par
(000’s) Value
Hungary : 4.6%
Hungary Government
Bond
1.00%, 11/26/25 HUF 3,620,250 $ 9,338,862
1.50%, 04/22/26 HUF 3,313,920 8,471,014
1.50%, 08/26/26 HUF 2,040,370 5,140,156
2.00%, 05/23/29 HUF 3,211,980 7,404,000
2.25%, 04/20/33 HUF 4,179,360 8,494,391
2.25%, 06/22/34 HUF 1,156,250 2,242,837
2.75%, 12/22/26 HUF 2,504,800 6,404,282
3.00%, 10/27/27 HUF 3,422,820 8,613,223
3.00%, 08/21/30 HUF 3,414,160 7,986,326
3.00%, 10/27/38 HUF 2,617,280 4,932,380
3.00%, 04/25/41 HUF 1,641,940 2,944,478
3.25%, 10/22/31 HUF 4,143,530 9,550,829
4.50%, 03/23/28 HUF 1,733,510 4,542,793
4.75%, 11/24/32 HUF 3,605,600 8,994,378
5.50%, 06/24/25 HUF 2,630,750 7,203,046
6.75%, 10/22/28 HUF 5,163,220 14,592,438
7.00%, 10/24/35 HUF 1,256,900 3,615,225
9.50%, 10/21/26 HUF 2,479,870 7,302,430
127,773,088
India : 1.8%
India Government Bond
5.79%, 05/11/30 INR 187,900 2,127,456
5.85%, 12/01/30 INR 186,500 2,111,604
6.10%, 07/12/31 INR 107,400 1,226,034
6.45%, 10/07/29 INR 243,700 2,868,386
6.54%, 01/17/32 INR 382,100 4,469,081
6.67%, 12/17/50 INR 100,100 1,145,913
6.99%, 12/15/51 INR 393,500 4,665,063
7.06%, 04/10/28 INR 114,800 1,380,492
7.10%, 04/18/29 INR 118,900 1,433,491
7.10%, 04/08/34 INR 210,900 2,549,077
7.16%, 09/20/50 INR 129,200 1,562,945
7.18%, 08/14/33 INR 128,900 1,561,524
7.18%, 07/24/37 INR 317,900 3,860,073
7.26%, 01/14/29 INR 248,300 3,011,791
7.26%, 08/22/32 INR 96,500 1,175,087
7.26%, 02/06/33 INR 175,000 2,133,347
7.30%, 06/19/53 INR 258,400 3,176,849
7.32%, 11/13/30 INR 183,400 2,237,338
7.36%, 09/12/52 INR 94,400 1,169,803
7.37%, 10/23/28 INR 8,100 98,574
7.38%, 06/20/27 INR 82,000 992,826
7.41%, 12/19/36 INR 97,000 1,198,981
7.54%, 05/23/36 INR 190,600 2,376,061
7.72%, 06/15/49 INR 106,800 1,378,315
49,910,111
Indonesia : 7.6%
Indonesia Treasury Bond
5.12%, 04/15/27 IDR 116,095,000 6,873,914
5.50%, 04/15/26 IDR 97,905,000 5,915,129
6.12%, 05/15/28 IDR 76,662,000 4,626,728
6.25%, 06/15/36 IDR 58,110,000 3,408,915
6.38%, 08/15/28 IDR 113,095,000 6,877,870
6.38%, 04/15/32 IDR 181,880,000 10,865,962
6.38%, 07/15/37 IDR 26,400,000 1,551,509
6.50%, 06/15/25 IDR 44,240,000 2,721,195

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Indonesia (continued)
6.50%, 02/15/31 IDR 192,227,000 $ 11,599,942
6.62%, 05/15/33 IDR 112,083,000 6,735,375
6.62%, 02/15/34 IDR 112,760,000 6,797,049
6.88%, 04/15/29 IDR 127,158,000 7,871,401
7.00%, 05/15/27 IDR 121,288,000 7,546,188
7.00%, 09/15/30 IDR 182,015,000 11,327,396
7.00%, 02/15/33 IDR 163,518,000 10,109,757
7.12%, 06/15/38 IDR 92,070,000 5,709,642
7.12%, 06/15/42 IDR 127,232,000 7,843,074
7.12%, 06/15/43 IDR 82,840,000 5,130,119
7.50%, 08/15/32 IDR 54,350,000 3,483,247
7.50%, 06/15/35 IDR 150,410,000 9,616,028
7.50%, 05/15/38 IDR 71,599,000 4,566,632
7.50%, 04/15/40 IDR 146,802,000 9,397,444
8.25%, 05/15/29 IDR 125,711,000 8,199,544
8.25%, 06/15/32 IDR 53,204,000 3,519,253
8.25%, 05/15/36 IDR 103,045,000 6,975,057
8.38%, 09/15/26 IDR 154,792,000 9,873,587
8.38%, 03/15/34 IDR 162,588,000 10,998,151
8.38%, 04/15/39 IDR 60,773,000 4,180,453
8.75%, 05/15/31 IDR 73,557,000 4,973,962
9.00%, 03/15/29 IDR 103,832,000 6,950,210
9.50%, 07/15/31 IDR 30,011,000 2,104,582
10.50%, 08/15/30 IDR 47,802,000 3,458,956
11.00%, 09/15/25 IDR 31,232,000 2,014,365
213,822,636
Malaysia : 7.9%
Malaysia Government
Bond
2.63%, 04/15/31 MYR 34,001 6,946,172
3.50%, 05/31/27 MYR 28,587 6,244,217
3.52%, 04/20/28 MYR 15,937 3,478,267
3.58%, 07/15/32 MYR 20,956 4,514,726
3.73%, 06/15/28 MYR 27,210 5,975,810
3.76%, 05/22/40 MYR 32,163 6,839,641
3.83%, 07/05/34 MYR 20,243 4,449,657
3.88%, 03/14/25 MYR 18,181 3,973,641
3.88%, 08/15/29 MYR 28,937 6,399,772
3.90%, 11/30/26 MYR 25,326 5,591,316
3.90%, 11/16/27 MYR 28,035 6,197,649
3.91%, 07/15/26 MYR 21,867 4,815,293
3.96%, 09/15/25 MYR 28,023 6,149,453
4.07%, 06/15/50 MYR 28,042 6,044,783
4.18%, 05/16/44 MYR 1,395 310,405
4.25%, 05/31/35 MYR 18,898 4,282,123
4.46%, 03/31/53 MYR 18,653 4,272,733
4.50%, 04/30/29 MYR 12,163 2,757,041
4.64%, 11/07/33 MYR 29,435 6,868,263
4.70%, 10/15/42 MYR 29,908 7,092,691
4.76%, 04/07/37 MYR 30,164 7,151,923
4.89%, 06/08/38 MYR 31,670 7,624,420
4.92%, 07/06/48 MYR 20,722 5,066,773
Malaysia Government
Investment Issue
3.42%, 09/30/27 MYR 25,802 5,619,910
3.45%, 07/15/36 MYR 25,581 5,350,133
3.46%, 10/15/30 MYR 31,044 6,677,171
3.60%, 07/31/28 MYR 23,712 5,182,526
Par
(000’s) Value
Malaysia (continued)
3.73%, 03/31/26 MYR 31,154 $ 6,824,264
3.99%, 10/15/25 MYR 26,384 5,793,143
4.07%, 09/30/26 MYR 33,397 7,377,215
4.12%, 11/30/34 MYR 16,390 3,683,246
4.13%, 08/15/25 MYR 14,734 3,236,005
4.13%, 07/09/29 MYR 24,513 5,472,943
4.19%, 10/07/32 MYR 24,444 5,476,932
4.25%, 09/30/30 MYR 25,497 5,724,484
4.26%, 07/26/27 MYR 14,615 3,258,161
4.29%, 08/14/43 MYR 26,148 5,872,061
4.37%, 10/31/28 MYR 26,975 6,068,409
4.42%, 09/30/41 MYR 23,963 5,478,212
4.47%, 09/15/39 MYR 33,240 7,686,546
4.66%, 03/31/38 MYR 11,615 2,733,290
220,561,420
Mexico : 4.8%
Mexican Bonos
5.00%, 03/06/25 MXN 46,459 2,420,458
5.50%, 03/04/27 MXN 86,961 4,198,886
5.75%, 03/05/26 MXN 12,192 608,667
7.00%, 09/03/26 MXN 138,573 6,967,588
7.50%, 06/03/27 MXN 160,373 8,117,433
7.50%, 05/26/33 MXN 361,306 16,818,217
7.75%, 05/29/31 MXN 448,667 21,744,227
7.75%, 11/23/34 MXN 193,368 9,059,333
7.75%, 11/13/42 MXN 393,023 17,190,226
8.00%, 05/24/35 MXN 29,484 1,377,339
8.00%, 11/07/47 MXN 314,465 13,850,031
8.00%, 07/31/53 MXN 288,788 12,554,347
8.50%, 03/01/29 MXN 34,055 1,738,239
8.50%, 05/31/29 MXN 49,885 2,554,244
8.50%, 11/18/38 MXN 242,779 11,661,518
10.00%, 11/20/36 MXN 89,619 4,907,923
135,768,676
Peru : 4.2%
Peru Government Bond
5.35%, 08/12/40 PEN 36,939 8,158,434
5.40%, 08/12/34 PEN 54,450 13,063,330
5.94%, 02/12/29 PEN 44,417 12,125,424
6.15%, 08/12/32 PEN 67,150 17,559,588
6.35%, 08/12/28 PEN 24,350 6,763,073
6.90%, 08/12/37 PEN 65,089 17,044,678
6.95%, 08/12/31 PEN 63,307 17,607,935
8.20%, 08/12/26 PEN 13,232 3,763,793
Peru Government Bond
144A Reg S
7.30%, 08/12/33 PEN 56,748 15,801,949
7.60%, 08/12/39 PEN 23,400 6,444,997
118,333,201
Philippines : 0.1%
Asian Development Bank
2.50%, 02/15/27 CNY 14,000 1,943,193
Underline
Poland : 4.9%
Republic of Poland
Government Bond
0.01%, 10/25/25 PLN 16,247 3,877,764
0.25%, 10/25/26 PLN 31,520 7,162,183
0.75%, 04/25/25 PLN 14,529 3,574,664

Par
(000’s) Value
Poland (continued)
1.25%, 10/25/30 PLN 64,078 $ 12,807,664
1.75%, 04/25/32 PLN 63,987 12,573,805
2.50%, 07/25/26 PLN 13,619 3,277,797
2.50%, 07/25/27 PLN 49,754 11,677,010
2.75%, 04/25/28 PLN 29,911 6,951,830
2.75%, 10/25/29 PLN 49,284 11,078,825
3.25%, 07/25/25 PLN 49,254 12,263,296
3.75%, 05/25/27 PLN 45,031 10,971,289
4.75%, 07/25/29 PLN 29,170 7,219,646
5.00%, 10/25/34 PLN 4,400 1,078,064
6.00%, 10/25/33 † PLN 72,502 19,125,843
7.50%, 07/25/28 PLN 47,821 13,054,282
136,693,962
Romania : 4.9%
Romania Government
Bond
2.50%, 10/25/27 RON 24,385 4,747,156
3.25%, 06/24/26 RON 29,485 6,112,421
3.50%, 11/25/25 RON 22,985 4,855,193
3.65%, 07/28/25 RON 25,750 5,485,655
3.65%, 09/24/31 RON 29,600 5,374,700
4.15%, 01/26/28 RON 28,725 5,891,739
4.15%, 10/24/30 RON 27,440 5,261,940
4.25%, 04/28/36 RON 23,180 4,048,822
4.75%, 10/11/34 RON 29,185 5,452,542
4.85%, 04/22/26 RON 28,545 6,099,797
4.85%, 07/25/29 RON 29,700 6,075,896
5.00%, 02/12/29 RON 29,460 6,079,651
5.80%, 07/26/27 RON 31,050 6,687,750
6.30%, 04/25/29 RON 13,370 2,911,686
6.70%, 02/25/32 RON 29,820 6,503,486
7.10%, 07/31/34 RON 12,790 2,845,198
7.20%, 10/28/26 RON 28,390 6,309,887
7.20%, 05/31/27 RON 22,940 5,115,616
7.20%, 10/30/33 RON 28,010 6,307,408
7.35%, 04/28/31 RON 28,180 6,413,546
7.90%, 02/24/38 RON 26,430 6,311,773
8.00%, 04/29/30 RON 30,925 7,186,546
8.25%, 09/29/32 RON 31,025 7,401,320
8.75%, 10/30/28 RON 31,700 7,508,060
136,987,788
Serbia : 1.2%
Serbia Treasury Bonds
4.50%, 01/11/26 RSD 826,880 7,698,066
4.50%, 08/20/32 RSD 1,259,230 11,145,446
5.88%, 02/08/28 RSD 855,330 8,350,915
7.00%, 10/26/31 RSD 671,170 6,877,179
34,071,606
South Africa : 6.0%
Republic of South Africa
Government Bond
6.25%, 03/31/36 ZAR 134,193 5,108,795
6.50%, 02/28/41 ZAR 110,045 3,870,358
7.00%, 02/28/31 ZAR 264,318 12,560,781
8.00%, 01/31/30 ZAR 459,845 23,818,538
8.25%, 03/31/32 ZAR 411,415 20,340,933
8.50%, 01/31/37 ZAR 391,726 17,583,378
8.75%, 01/31/44 ZAR 347,687 14,957,748
Par
(000’s) Value
South Africa (continued)
8.75%, 02/28/48 ZAR 548,352 $ 23,540,750
8.88%, 02/28/35 ZAR 420,080 20,209,353
9.00%, 01/31/40 ZAR 329,243 14,857,445
10.50%, 12/21/26 ZAR 132,884 7,640,841
11.62%, 03/31/53 ZAR 56,786 3,161,567
167,650,487
Thailand : 7.0%
Thailand Government
Bond
0.95%, 06/17/25 THB 292,944 8,119,817
1.00%, 06/17/27 THB 417,055 11,283,905
1.58%, 12/17/35 THB 268,572 6,750,772
1.60%, 12/17/29 THB 260,187 7,013,484
1.60%, 06/17/35 THB 135,089 3,412,509
2.00%, 12/17/31 THB 401,247 10,910,112
2.00%, 06/17/42 THB 209,406 5,133,520
2.12%, 12/17/26 THB 320,441 8,950,167
2.25%, 03/17/27 THB 305,240 8,559,527
2.35%, 06/17/26 THB 291,307 8,179,543
2.40%, 11/17/27 THB 87,860 2,474,691
2.40%, 03/17/29 THB 284,887 8,015,146
2.65%, 06/17/28 THB 372,837 10,592,606
2.80%, 06/17/34 THB 122,615 3,506,814
2.88%, 12/17/28 THB 260,747 7,484,998
2.88%, 06/17/46 THB 244,774 6,517,402
3.30%, 06/17/38 THB 334,395 9,916,880
3.35%, 06/17/33 THB 343,006 10,222,337
3.39%, 06/17/37 THB 318,568 9,543,007
3.40%, 06/17/36 THB 257,273 7,712,385
3.45%, 06/17/43 THB 294,630 8,749,107
3.65%, 06/20/31 THB 249,936 7,550,553
3.77%, 06/25/32 THB 314,461 9,613,066
3.85%, 12/12/25 THB 227,239 6,504,147
4.88%, 06/22/29 THB 286,706 8,979,439
195,695,934
Turkey : 2.6%
Turkiye Government
Bond
8.00%, 03/12/25 TRY 19,055 478,527
10.50%, 08/11/27 TRY 179,694 3,408,229
10.60%, 02/11/26 TRY 76,668 1,622,536
11.00%, 02/24/27 TRY 48,539 963,262
11.70%, 11/13/30 TRY 113,994 2,098,415
12.40%, 03/08/28 TRY 305,776 6,044,336
12.60%, 10/01/25 TRY 169,599 3,918,504
16.90%, 09/02/26 TRY 157,823 3,622,592
17.30%, 07/19/28 TRY 355,865 7,991,013
17.80%, 07/13/33 TRY 223,225 4,793,448
26.20%, 10/05/33 TRY 655,710 19,551,250
31.08%, 11/08/28 TRY 564,860 17,780,677
72,272,789
Uruguay : 1.2%
Uruguay Government
International Bond
8.25%, 05/21/31 UYU 738,745 17,139,617
9.75%, 07/20/33 UYU 426,230 10,671,615

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
Uruguay (continued)
Uruguay Government
International Bond
144A
8.50%, 03/15/28 UYU 33,605 $ 819,859
Uruguay Government
International Bond
Reg S
8.50%, 03/15/28 UYU 223,686 5,457,252
34,088,343
Total Government Obligations
(Cost: $2,697,189,753) 2,533,719,324
Total Investments Before Collateral for
Securities Loaned: 97.5%
(Cost: $2,911,180,389) 2,729,725,407
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN : 0.1%
Money Market Fund: 0.1%
(Cost: $2,532,609)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 2,532,609 $ 2,532,609
Total Investments: 97.6%
(Cost: $2,913,712,998) 2,732,258,016
Other assets less liabilities: 2.4% 66,192,619
NET ASSETS: 100.0% $ 2,798,450,635
Definitions:
BRL Brazilian Real
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian Leu
RSD Serbian Dinar
THB Thai Baht
TRY Turkish Lira
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
^ Zero Coupon Bond
† Security fully or partially on loan. Total market value of securities on loan is $2,367,582.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $102,863,957, or 3.7% of net assets.